Finance Costs - Capitalization Rates (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Capitalization rate	4.40%	4.40%	4.50%